INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2022
INVENTORIES
Schedule of inventory and spare parts

	December 31,
	2022	2021
Handsets and accessories	10,290	15,201
SIM cards and prepaid phone cards	1,495	853
Software and equipment for installation and resale	1,433	364
Advertising and other materials	630	1,934
TV equipment for resale	305	449
Spare parts for telecommunication equipment	46	180

Total inventories	14,199	18,981

Schedule of cost of goods

	2022	2021	2020
Amount of inventories recognized as an expense	38,233	65,818	58,677
Inventory obsolescence provision	3,833	1,625	1,465
Reversal of obsolescence provision	(913)	(169)	(570)

Total cost of goods	41,153	67,274	59,572